Intangible Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Know-how license	$ 80,000	$ 80,000	$ 80,000
Less: Accumulated amortization	(80,000)	(74,667)	(58,667)
Total		$ 5,333	$ 21,333